Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	As of December 31, 2024	As of December 31, 2023
	USD	USD
Trade payables:
Amount due to third parties	1,260,351	891,797

Other payables:
Accrued payroll and pension	1,055,415	1,188,861
Loan from a third party (interest-bearing)*	477,836	-
GST payables	983,659	633,743
Provision for taxation	246,219	117,835
Others	199,633	164,400
Total trade and other payables	4,223,113	2,996,636

* The balance represents a loan from a third party amounting to S$650,000 which equal to $477,836, which is interest-bearing at 8% per annum and repayable on demand.